Offerings - Offering: 1	Feb. 06, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares with a nominal value of $0.0035 each underlying Class A Ordinary Share Purchase Warrant(2)
Amount Registered | shares	71,429
Proposed Maximum Offering Price per Unit | $ / shares	3.27
Maximum Aggregate Offering Price	$ 233,572.83
Fee Rate	0.01381%
Amount of Registration Fee	$ 32.26
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional Class A ordinary shares with a nominal value of $0.0035 each (“Class A Ordinary Shares”), as may be issued or issuable because of share splits, share dividends and similar transactions.Consists of 71,429 Class A Ordinary Shares issuable upon exercise of a Class A Ordinary Shre Purchase Warrant issued on December 31, 2025 at the initial exercise price of $0.88 per share.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, based upon the average of the high and low prices of the Class A Ordinary Shares reported by The Nasdaq Stock Market LLC on February 5, 2026.